UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):     [X]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware            August 1, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     76

Form 13F Information Table Value Total:     $681,440
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name

           Column 1             Column 2   Column 3    Column 4     Column 5         Column 6    Column 7        Column 8
                                                                    SHRS OR
                                                                    SH/PUT/
                                TITLE OF                VALUE       PRN AMT        INVESTMENT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER           CLASS       CUSIP     (x$1000)     PRN CALL       DISCRETION  MANAGERS    SOLE    SHARED    NONE
Ace Limited                        Com     H0023R105     $1,234     17,600    SH      Sole                17,600
Alexion Pharmaceuticals, Inc.      Com     015351109    $12,462    174,300    SH      Sole               174,300
Altria Group, Inc.                 Com     02209S103     $9,835    327,200    SH      Sole               327,200
Amazon.com, Inc.                   Com     023135106     $6,115     35,325    SH      Sole                35,325
Ambev ADR                          ADR     20441W203    $11,874    329,000    SH      Sole               329,000
Ambev ADR                          ADR     20441W203     $3,642     100910    SH      Sole                                 100910
America Movil SA ADR               ADR     02364W105     $6,235    275,900    SH      Sole               275,900
America Movil SA ADR               ADR     02364W105     $1,605      71000    SH      Sole                                  71000
Apple Computer, Inc.               Com     037833100    $25,189     62,195    SH      Sole                62,195
BAIDU.COM                          ADR     056752108    $26,445    227,050    SH      Sole               227,050
BAIDU.COM                          ADR     056752108     $6,726      57750    SH      Sole                                  57750
Banco Bradesco S.A. ADR            ADR     059460303    $16,772    985,300    SH      Sole               985,300
Banco Bradesco S.A. ADR            ADR     059460303     $4,484     263600    SH      Sole                                 263600
BanColombia SA ADR                 ADR     05968L102     $5,926     98,900    SH      Sole                98,900
BanColombia SA ADR                 ADR     05968L102     $1,294      21600    SH      Sole                                  21600
Biogen Idec, Inc.                  Com     09062X103    $23,127    210,150    SH      Sole               210,150
Cameron International Corp.        Com     13342B105     $6,847    139,200    SH      Sole               139,200
Canadian National Railway Co.
ADR                                Com     136375102     $1,249     15,900    SH      Sole                15,900
Canadian National Railway Co.
ADR                                Com     136375102     $2,435      31000    SH      Sole                                  31000
Caterpillar, Inc.                  Com     149123101    $12,118    133,750    SH      Sole               133,750
CF Industries Holdings, Inc.       Com     125269100    $12,374     85,350    SH      Sole                85,350
Chevron Corporation                Com     166764100     $7,512     70,600    SH      Sole                70,600
Coach, Inc.                        Com     189754104    $13,871    226,400    SH      Sole               226,400
Coca-Cola Company                  Com     191216100     $9,586    137,000    SH      Sole               137,000
Comcast Corp.                      Com     20030N200     $5,947    251,200    SH      Sole               251,200
Costco Wholesale Corporation       Com     22160K105    $13,195    158,370    SH      Sole               158,370
Cummins, Inc.                      Com     231021106    $15,122    171,800    SH      Sole               171,800
EMC Corp.                          Com     268648102     $5,342    248,000    SH      Sole               248,000
Exxon Mobil Corp.                  Com     30231G102     $4,942     58,300    SH      Sole                58,300
FMC Technologies, Inc.             Com     30249U101     $4,711     90,200    SH      Sole                90,200
Fomento Economico Mex-SP ADR       ADR     344419106    $11,398    163,500    SH      Sole               163,500
Fomento Economico Mex-SP ADR       ADR     344419106     $2,719      39000    SH      Sole                                  39000
Goldcorp, Inc.                     Com     380956409     $2,283     51,600    SH      Sole                51,600
Goldcorp, Inc.                     Com     380956409    $24,957     564000    SH      Sole                                 564000
Goldman Sachs Group, Inc.          Com     38141G104       $950     10,500    SH      Sole                10,500
Google, Inc.                       Com     38259P508    $21,518     33,315    SH      Sole                33,315
Harmony Gold Mining Co., Ltd.      ADR     413216300     $4,541    390,100    SH      Sole               390,100
Harmony Gold Mining Co., Ltd.      ADR     413216300     $1,293     111100    SH      Sole                                 111100
Humana, Inc.                       Com     444859102    $15,288    174,000    SH      Sole               174,000
Icici Bank ADR                     ADR     45104G104     $3,143    118,900    SH      Sole               118,900
Intel Corp.                        Com     458140100    $18,495    762,700    SH      Sole               762,700
IntercontinentalExchange, Inc.     Com     45865V100       $687      5,700    SH      Sole                 5,700
International Business
Machines                           Com     459200101    $14,683     79,850    SH      Sole                79,850
Intuit                             Com     461202103     $7,389    140,500    SH      Sole               140,500
Intuitive Surgical, Inc.           Com     46120E602    $15,819     34,165    SH      Sole                34,165
Joy Global, Inc.                   Com     481165108     $5,983     79,800    SH      Sole                79,800
Lorillard, Inc.                    Com     544147101     $2,993     26,250    SH      Sole                26,250
MasterCard, Inc.                   Com     57636Q104    $15,053     40,375    SH      Sole                40,375
McDonald's Corporation             Com     580135101     $6,351     63,300    SH      Sole                63,300
Monsanto Company                   Com     61166W101    $13,173    188,000    SH      Sole               188,000
National Oilwell Varco, Inc.       Com     637071101     $7,112    104,600    SH      Sole               104,600
Nike, Inc. Class B                 Com     654106103    $12,779    132,100    SH      Sole               132,100
Nuance Communications, Inc.        Com     67020Y100     $3,231    128,400    SH      Sole               128,400
Oceaneering International, Inc     Com     675232102     $2,989     64,800    SH      Sole                64,800
Oracle Corporation                 Com     68389X105     $7,090    276,400    SH      Sole               276,400
Petroleo Brasileiro ADR            ADR     71654V408    $16,346    657,800    SH      Sole               657,800
Petroleo Brasileiro ADR            ADR     71654V408     $4,294     172800    SH      Sole                                 172800
Precision Castparts Corp.          Com     740189105    $20,714    125,675    SH      Sole               125,675
Ptsh Crp of Ssktchwn Inc           Com     73755L107     $1,106     26,800    SH      Sole                26,800
Ptsh Crp of Ssktchwn Inc           Com     73755L107    $15,476     374900    SH      Sole                                 374900
Qualcomm, Inc.                     Com     747525103    $11,996    219,300    SH      Sole               219,300
Quimica y Minera de Chile SA
- sp ADR                           ADR     833635105     $4,453     82,700    SH      Sole                82,700
Quimica y Minera de Chile SA
- sp ADR                           ADR     833635105     $1,050      19500    SH      Sole                                  19500
Sandisk Corporation                Com     80004C101    $15,388    312,700    SH      Sole               312,700
Starbucks Corporation              Com     855244109     $5,107    111,000    SH      Sole               111,000
Telephonica Brasil, S.A.           ADR     87936R106     $4,547    164,535    SH      Sole               164,535
Telephonica Brasil, S.A.           ADR     87936R106     $1,084      39215    SH      Sole                                  39215
Tiffany & Co.                      Com     886547108     $5,876     88,300    SH      Sole                88,300
Union Pacific Corp.                Com     907818108    $16,205    152,150    SH      Sole               152,150
Unitedhealth Group                 Com     91324P102    $10,704    211,200    SH      Sole               211,200
US Bancorp                         Com     902973304     $1,970     72,500    SH      Sole                72,500
Vale SA SP ADR                     ADR     91912E105    $13,245    617,500    SH      Sole               617,500
Vale SA SP ADR                     ADR     91912E105     $3,192     148800    SH      Sole                                 148800
VMware, Inc.                       Com     928563402    $10,224    122,900    SH      Sole               122,900
Wal Mart Stores, Inc.              Com     931142103     $4,882     81,700    SH      Sole                81,700
Yum! Brands, Inc.                  Com     988498101    $13,448    227,900    SH      Sole               227,900